FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) - Schedule of Financial Assets At Fair Value Through Other Comprehensive Income - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt securities:
Government securities	£ 14,286	£ 13,098
Asset-backed securities:
Mortgage-backed securities	0	121
Other asset-backed securities	180	60
Corporate and other debt securities	12,935	11,051
Asset-backed securities	27,401	24,330
Treasury and other bills	36	535
Equity shares	166	227
Total financial assets at fair value through other comprehensive income	£ 27,603	£ 25,092